OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables other income for the year ended December 31 is comprised of the following:
(MILLIONS)	Notes	2018	2017	2016
Interest income and other		$22	$32	$41
Gain on available for sale investments		-	15	-
Gains on settlement of foreign currency contracts		28	-	23
		$50	$47	$64